Company Premises and Equipment (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) renewal	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 8,150,000	$ 7,798,000
Less: accumulated depreciation and amortization	(3,559,000)	(3,308,000)
Premises and equipment, net	4,591,000	4,490,000
Depreciation and amortization expense	251,000	348,000
Future minimum rental payments under operating leases [Abstract]
2016	211,000
2017	178,000
2018	151,000
2019	151,000
2020	151,000
Total minimum lease payments	842,000
Rent expense	$ 214,000	134,600
Northfield Lease
Property, Plant and Equipment [Line Items]
Lease term	5 years
Number of 5-years renewal option | renewal	1
Philadelphia Lease
Property, Plant and Equipment [Line Items]
Lease term	10 years
Number of 5-years renewal option | renewal	2
Collingswood Land Lease
Property, Plant and Equipment [Line Items]
Lease term	99 years
Remaining term	89 years
Land
Property, Plant and Equipment [Line Items]
Total premises and equipment	$ 820,000	820,000
Building and improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	12 years
Total premises and equipment	$ 4,973,000	4,947,000
Furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	9 years 7 months 6 days
Total premises and equipment	$ 2,357,000	$ 2,031,000